COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Aggregate minimum rental commitments under non-cancelable leases as of December 31, 2012 are as follows:

Period ending December 31, 2012	Facilities	Vehicles	Total
2013	119	7	126
2014	120	-	120
2015	120	-	120
2016	90	-	90
	449	7	456